Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Change in Benefit Obligation

	Pension Benefits		Postretirement Benefits
(Dollars in thousands)	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation, beginning of year	$3,546	$2,737	$771	$607
Service cost	—	—	23	15
Interest cost	131	142	30	30
Actuarial loss (gain)	(104)	721	(147)	130
Benefit payments	(85)	(54)	(9)	(11)
Settlement gain	—	—	—	—

Benefit obligation, end of year	3,488	3,546	668	771

Change in Plan Assets
Change in plan assets
Fair value of plan assets, beginning of year	2,897	2,820	—	—
Actual return on plan assets	(6)	131	—	—
Employer contributions	—	—	9	11
Benefits payments	(85)	(54)	(9)	(11)

Fair value of plan assets, end of year	2,806	2,897	—	—

Funded status at the end of the year	$(682)	$(649)	$(668)	$(771)

Defined Benefit Plan Funded Status
Funded status at the end of the year	$(682)	$(649)	$(668)	$(771)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Amounts recognized in accumulated other comprehensive loss (income)
Net loss (gain)	$1,402	$1,380	$(65)	$83
Prior service cost	—	—	—	—
Net obligation at transition	—	—	—	—

Amount recognized	$1,402	$1,380	$(65)	$83

Components of Net Periodic (Benefit) Cost

Components of Net Periodic (Benefit) Cost

(Dollars in thousands)	Pension Benefits		Post-Retirement Benefits
Nine months ended September 30,	2016	2015	2016	2015
Service cost	$—	$—	$17	$17
Interest cost	101	99	21	23
Expected return on plan assets	(142)	(148)	—	—
Settlement loss	21	—	—	—
Recognized net actuarial loss	58	57	—	—

Net periodic cost	$38	$8	$38	$40

Components of net periodic benefit cost (gain)
Service cost	$—	$—	$23	$15
Interest cost	131	142	30	30
Expected (return) on plan assets	(196)	(202)	—	—
Amortization of prior service cost	—	—	—	—
Amortization of net obligation at transition	—	—	—	—
Recognized net loss due to settlement	—	—	—	—
Recognized net actuarial loss	76	37	—	—

Net periodic benefit (gain) cost	11	(23)	53	45

Other Changes in Plan Assets and Benefit Obligations Recognized in Accumulated Other Comprehensive (Income) Loss
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
Net loss (gain)	22	755	(147)	130
Amortization of prior service cost	—	—	—	—
Amortization of net obligation at transition	—	—	—	—

Total recognized in other comprehensive loss/(income)	22	755	(147)	130

Total recognized in net periodic benefit cost and other comprehensive loss/(income)	$33	$732	$(94)	$175

Weighted-average Assumptions
Weighted-average assumptions as of December 31:	2015	2014	2015	2014
Discount rate used for Net Periodic Pension Cost	4.00%	5.00%	4.00%	5.00%
Discount Rate used for Disclosure	4.25%	4.00%	4.25%	4.00%
Expected return on plan assets	7.50%	7.50%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
Rate of compensation increase for net periodic pension cost	N/A	N/A	N/A	N/A
Expected future interest crediting rate	3.00%	3.00%	N/A	N/A

Estimated Future Benefit Payments for Pension and Postretirement Plans

Estimated future benefit payments for the pension and postretirement plans are as follows (in thousands):

	Pension	Postretirement
2016	$509	$18
2017	209	20
2018	38	22
2019	362	24
2020	410	27
2021 and thereafter	1,381	170

Fair Value of Pension Plan Assets by Asset Category

The fair value of the Company’s pension plan assets by asset category are as follows:

(Dollars in thousands)		Fair Value Measurements at December 31, 2015 Using
Description	Balance	Level 1	Level 2	Level 3
Defined benefit plan assets:
Cash and cash equivalents	$3	$3	$—	$—
Mutual funds - fixed income	1,119	1,119	—	—
Mutual funds - equity	1,684	1,684	—	—

Total defined benefit plan assets	$2,806	$2,806	$—	$—

		Fair Value Measurements at December 31, 2014 Using
Description	Balance	Level 1	Level 2	Level 3
Defined benefit plan assets:
Cash and cash equivalents	$4	$4	$—	$—
Mutual funds - fixed income	1,139	1,139	—	—
Mutual funds - equity	1,754	1,754	—	—

Total defined benefit plan assets	$2,897	$2,897	$—	$—